SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Accrued expenses	$ 1,152,674	$ 1,539,791	$ 390,138
Sundry payables	1,164,801	1,007,222	165,307
North West Parks Board	798,860	955,591	1,177,050
VAT	246,318	184,977	48,493
Other taxation payable	29,313	121,959	33,314
Derivative liability			250,000
Total	$ 3,391,966	$ 3,809,540	$ 2,064,302